Cover	Jul. 01, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 1, 2024, Conduit Pharmaceuticals Inc. (the “Company”) filed a Current Report on Form 8-K in connection with the Company’s 2024 annual meeting of stockholders (the “Annual Meeting”) and a notice regarding deadlines for any stockholder proposals pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended. This amendment is being filed solely to clarify the record date previously disclosed and all other information herein remains unchanged.
Document Period End Date	Jul. 01, 2024
Entity File Number	001-41245
Entity Registrant Name	Conduit Pharmaceuticals Inc.
Entity Central Index Key	0001896212
Entity Tax Identification Number	87-3272543
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4995 Murphy Canyon Road
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	(760)
Local Phone Number	471-8536
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, $0.0001 par value per share
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	CDT
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	CDTTW
Security Exchange Name	NASDAQ